Clients and other receivable	9 Months Ended
Sep. 30, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Note 12. - Clients and other receivable

Clients and other receivable as of September 30, 2018 and December 31, 2017, consist of the following:

	Balance as of September 30, 2018	Balance as of December 31, 2017
	($ in thousands)
Trade receivables	247,216	186,728
Tax receivables	27,788	39,607
Prepayments	9,599	6,375
Other accounts receivable	12,655	11,739
Total	297,258	244,449

Increase in trade receivables primarily relates to seasonality of sales in some of the assets.

As of September 30, 2018, and December 31, 2017, the fair value of clients and other receivable accounts does not differ significantly from its carrying value.